General and administrative expenses (Details) - General and Administrative expense - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs of goods sold [Line items]
Staff costs	€ 2,132	€ 3,015	€ 1,327
Consulting and contractors' fees	6,001	2,883	1,733
Legal fees	402	201	42
Rent	247	89	115
Facilities	141	116	67
Depreciation and amortization expense	710	599	415
ICT	363	234	151
Travel	158	134	186
Other	959	251	190
Total general and administrative expenses	€ 11,113	€ 7,522	€ 4,226